NET REVENUES	6 Months Ended
Jun. 30, 2025
NET REVENUES
NET REVENUES

NOTE 6 - NET REVENUES:

	Six Months Ended June 30,
	2025	2024

	U.S dollars in thousands
Licensing revenues (1)	359	—
Sales of products (2)	3,720	2,572
	4,079	2,572

1) During the six months ended June 30, 2025, the Company recognized: (i) $0.3 million under the license agreement with Hyloris, comprised of: $0.1 million from a payment received at signing and $0.2 million, representing the present value of the minimum annual amounts payable to the Company from 2027 through 2035, as further detailed in Note 3(a)); (ii) $0.07 million in royalty revenues related to the license agreement with Gaelan Medical Trade LLC (“Gaelan”), for Talicia® in the UAE, as further detailed in note 15(7) to the annual financial statements as of December 31, 2024.

2) Net revenues from sales of Talicia® were $3.7 million for the six months ended June 30, 2025, including $0.5 million from sales to Gaelan. Net revenues from product sales (mainly Talicia®) for the six months ended June 30, 2024, were $3.5 million, including $0.5 million from sales to Gaelan. During the six months ended June 30, 2024, the Company recognized contra-revenues of ($0.9) million related to Movantik®, primarily due to product returns following its divestiture on February 1, 2023, as further detailed in Note 15(6) to the annual financial statements as of December 31, 2024.